CONSOLIDATED BALANCE SHEETS - USD ($)	Dec. 31, 2024	Dec. 31, 2023
CURRENT ASSETS:
Cash and cash equivalents	$ 87,896,786	$ 111,383,645
Restricted cash	0	2,327,502
Accounts receivable trade, net	2,688,116	2,914,899
Due from related parties	$ 6,393,625	$ 5,650,168
Other Receivable, after Allowance for Credit Loss, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 1,552,262	$ 977,639
Prepaid expenses and other assets	3,773,218	3,277,873
Income tax receivable	11,844,503	0
Investment in equity securities	69,119,010	77,089,100
Assets held for sale	69,430,788	38,656,048
Accrued charter revenue	52,084	0
Derivative Assets	1,107,832	0
Total current assets	253,858,224	242,276,874
NON-CURRENT ASSETS:
Restricted cash	0	7,190,000
Due from related parties	$ 3,504,667	$ 4,504,340
Other Receivable, after Allowance for Credit Loss, Noncurrent, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Prepaid expenses and other assets	$ 204,146	$ 500,000
Deferred charges, net	2,205,544	3,231,461
Fair value of acquired time charters	119,733	265,173
Investment in related party	117,560,467	117,537,135
Equity method investments	50,503,722	0
Equity method investments measured at fair value	115,455,048	0
Equity investments	4,661,658	0
Goodwill	17,932,243	0
Intangible assets, net	19,323,603	0
Operating lease right-of-use assets	7,770,979	0
Deferred tax assets	1,839,503	0
Total non-current assets	543,518,697	362,765,105
Total assets	797,376,921	605,041,979
CURRENT LIABILITIES:
Debt related to assets held for sale, net	0	2,406,648
Liabilities directly associated with assets held for sale	17,656,371	0
Accounts payable	2,127,051	2,833,167
Deferred revenue	578,452	1,548,892
Accrued liabilities (including $0 and $364,205 accrued interest to related party, respectively)	23,045,515	3,592,728
Due to related parties	$ 889,020	$ 541,666
Other Liability, Current, Related Party, Type [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Derivative liabilities	$ 1,389,542	$ 0
Operating lease liabilities	1,049,167	0
Income tax payable	6,642,888	0
Total current liabilities	64,401,785	28,602,396
NON-CURRENT LIABILITIES:
Other accrued liabilities	166,156	0
Operating lease liabilities	6,721,813	0
Deferred tax liabilities	8,096,383	0
Total non-current liabilities	107,509,414	65,709,842
Commitments and contingencies
MEZZANINE EQUITY:
5.00% Series D fixed rate cumulative perpetual convertible preferred shares: 50,000 and 100,000 shares issued and outstanding as of December 31, 2023, and December 31, 2024, respectively, aggregate liquidation preference of $50,000,000 and $100,000,000 as of December 31, 2023 and December 31, 2024, respectively	77,708,258	49,549,489
SHAREHOLDERS' EQUITY:
Common shares, $0.001 par value; 1,950,000,000 shares authorized; 9,662,354 issued and outstanding as of December 31, 2023 and December 31, 2024	9,662	9,662
Preferred shares, $0.001 par value: 50,000,000 shares authorized; Series B Preferred Shares - 12,000 shares issued and outstanding as of December 31, 2023, and December 31, 2024	12	12
Additional paid-in capital	265,389,338	266,447,819
Retained earnings	228,527,153	194,722,759
Accumulated other comprehensive loss	(1,509,187)	0
Total Castor Maritime Inc. shareholders' equity	492,416,978	461,180,252
Noncontrolling interests	55,340,486	0
Total shareholders' equity	547,757,464	461,180,252
Total liabilities, mezzanine equity and shareholders' equity	797,376,921	605,041,979
Vessels [Member]
NON-CURRENT ASSETS:
Property and equipment, net	200,443,193	229,536,996
Property and Equipment [Member]
NON-CURRENT ASSETS:
Property and equipment, net	1,994,191	0
Nonrelated Party [Member]
CURRENT LIABILITIES:
Current portion of long-term debt, net	1,053,156	17,679,295
Debt related to assets held for sale, net	0	2,406,648
NON-CURRENT LIABILITIES:
Long-term debt, net	2,603,900	65,709,842
Related Party [Member]
CURRENT LIABILITIES:
Current portion of long-term debt, net	9,970,623	0
NON-CURRENT LIABILITIES:
Long-term debt, net	$ 89,921,162	$ 0